Digital assets	3 Months Ended
Mar. 31, 2025
Digital assets [abstract]
Digital assets

9. Digital assets

(a)	The changes in the digital assets balance for the following periods are as follows:

	January 1, 2025 Balance	Additions	Dispositions	Unrealized loss	March 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	1,200,000	-	(145,566)	1,411,311
Dogecoin	154,314	200,000	-	(150,579)	203,735
Solana	350,039	1,300,000	(200,000)	(406,573)	1,043,466
XRP	-	100,000	-	(16,109)	83,891
	861,230	2,800,000	(200,000)	(718,827)	2,742,403

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. Digital assets have a limited history, and the fair value historically has been very volatile. The Company may not be able to liquidate its inventory of digital assets currency at its desired price if required. The Company has recognized a loss in fair value $718,827 that is included in the net loss from operations for the three months ended March 31, 2025 (2024 - $nil). During the three months ended March 31, 2025, the Company invested $2,800,000 in digital assets. The Company also sold $200,000 in digital assets for gross proceeds of $268,293 and recognized a gain on sale of digital assets of $68,293 (2024 - $nil).

The following table presents the Company’s digital assets, measured at fair value less and categorized into levels of the fair value hierarchy on the condensed consolidated interim statements of financial position as at the following:

As at March 31, 2025

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	2,742,403	—

As at December 31, 2024

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—